UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06414

Name of Fund: BlackRock MuniYield Fund, Inc. (MYD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.7%
County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	$5,250	$4,548,390

Arizona — 12.3%
Arizona State Transportation Board, RB, Sub-Series A:
5.00%, 7/01/21	5,825	6,507,340
5.00%, 7/01/22	7,030	7,705,091
5.00%, 7/01/23	5,240	5,709,190
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	3,300	2,280,927
Maricopa County IDA Arizona, Refunding RB, Series A-1 (Ginnie Mae):
6.00%, 10/20/31	3,530	3,729,975
6.05%, 10/20/36	3,530	3,628,169
Maricopa County Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	3,450	3,471,080
Phoenix IDA Arizona, Refunding RB, America West Airlines Inc. Project, AMT:
6.25%, 6/01/19	3,000	2,501,580
6.30%, 4/01/23	5,090	4,057,850
Pima County IDA, IDRB, Tucson Electric Power, Series A, 6.38%, 9/01/29	3,000	3,052,920
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	2,240	2,288,317
Pima County IDA, Refunding RB, Charter Schools II, Series A, 6.75%, 7/01/31	735	716,096
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	3,975	4,165,442
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	7,365	6,691,765
5.00%, 12/01/37	14,190	12,588,658

Municipal Bonds	Par (000)	Value

Arizona (concluded)
Vistancia Community Facilities District Arizona, GO:
5.50%, 7/15/20	$3,000	$3,188,040
5.75%, 7/15/24	2,125	2,246,656
Yavapai County IDA Arizona, RB, Yavapai Regional Medical Center, Series A, 6.00%, 8/01/33	3,900	3,932,916

		78,462,012

California — 12.4%
California Health Facilities Financing Authority, RB, Cedars-Sinai Medical Center, 5.00%, 8/15/39	1,200	1,153,788
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/34	3,155	3,400,838
St. Joseph Health System, 5.75%, 7/01/39	4,425	4,628,860
California State Public Works Board, RB:
Department of Mental Health, Coalinga, Series A, 5.13%, 6/01/29	1,455	1,433,306
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	2,385	2,545,200
California Statewide Communities Development Authority, RB, John Muir Health, 5.13%, 7/01/39	4,375	4,306,706
Golden State Tobacco Securitization Corp. California, Refunding RB, Asset-Backed, Senior Series A-1, 5.13%, 6/01/47	2,090	1,342,825
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	1,605	1,677,273
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	11,970	12,173,131
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	19,075	20,039,623

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family
SO	Special Obligation

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
State of California, GO:
(AMBAC), 5.00%, 4/01/31	$10	$9,910
Various Purpose, 5.25%, 11/01/25	5,000	5,213,450
Various Purpose, 6.00%, 3/01/33	5,085	5,504,512
Various Purpose, 6.50%, 4/01/33	14,075	15,828,886

		79,258,308

Colorado — 4.6%
City & County of Denver Colorado, RB, Series D, AMT (AMBAC), 7.75%, 11/15/13	5,065	5,539,236
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	4,435	4,438,104
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series D-2, AMT, 6.90%, 4/01/29	155	167,476
Elk Valley Public Improvement Corp., RB, Public Improvement Fee, Series A:
7.10%, 9/01/14	700	714,966
7.35%, 9/01/31	5,065	4,750,717
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment:
8.00%, 12/01/25	6,850	7,125,918
Subordinate, 8.13%, 12/01/25	1,885	1,725,416
University of Colorado, RB, Series A:
5.25%, 6/01/30	2,250	2,443,522
5.38%, 6/01/32	1,250	1,362,238
5.38%, 6/01/38	830	895,603

		29,163,196

Connecticut — 1.7%
Connecticut State Health & Educational Facility Authority, RB:
Ascension Health Senior Credit, 5.00%, 11/15/40	2,770	2,850,718
Wesleyan University, 5.00%, 7/01/35	2,225	2,381,173
Wesleyan University, 5.00%, 7/01/39	5,000	5,334,150

		10,566,041

District of Columbia — 1.8%
Metropolitan Washington Airports Authority, RB:
CAB, 2nd Senior Lien, Series B (AGC), 7.00%, 10/01/31 (a)	10,000	2,849,100
CAB, 2nd Senior Lien, Series B (AGC), 7.03%, 10/01/32 (a)	15,000	4,001,550
CAB, 2nd Senior Lien, Series B (AGC), 7.05%, 10/01/33 (a)	13,410	3,355,316
First Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,567,605

		11,773,571

Florida — 7.9%
City of Clearwater Florida, RB, Series A, 5.25%, 12/01/39	3,435	3,624,062
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	2,155	2,255,337

Municipal Bonds	Par (000)	Value

Florida (concluded)
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	$11,450	$11,752,394
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	7,530	7,662,227
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	2,500	2,265,925
Hillsborough County IDA, RB, AMT, National Gypsum Co.:
Series A, 7.13%, 4/01/30	11,500	10,861,520
Series B, 7.13%, 4/01/30	5,000	4,722,400
Midtown Miami Community Development District, Special Assessment Bonds, Series B, 6.50%, 5/01/37	5,255	5,208,231
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28	4,620	2,525,061

		50,877,157

Georgia — 1.4%
De Kalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,700	1,759,262
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	6,945	7,307,043

		9,066,305

Guam — 0.7%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	1,270	1,318,870
6.75%, 11/15/29	1,815	1,946,061
7.00%, 11/15/39	1,200	1,297,704

		4,562,635

Idaho — 1.6%
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	10,000	10,060,000

Illinois — 1.4%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	824,800
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.50%, 11/01/39	3,235	3,375,302
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	875	709,074
OSF Healthcare System, Series A, 6.00%, 5/15/39	2,650	2,675,095
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,275	1,317,853

		8,902,124

Indiana — 1.7%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	1,690	1,728,397
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	6,645	6,884,619

2	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Indiana (concluded)
Indiana Municipal Power Agency, RB, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	$2,230	$2,426,329

		11,039,345

Kansas — 2.0%
City of Lenexa Kansas, RB, Lakeview Village Inc., Series C, 6.88%, 5/15/12 (b)	1,250	1,402,762
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.75%, 11/15/38	7,100	7,677,727
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	3,365	3,405,212

		12,485,701

Kentucky — 0.4%
Kentucky Economic Development Finance Authority, Refunding RB, Series A:
Norton, 6.63%, 10/01/28	650	657,963
Owensboro Medical Health System, 6.38%, 6/01/40	2,040	2,125,231

		2,783,194

Louisiana — 4.9%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	1,610	1,701,528
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	9,000	9,308,340
New Orleans Aviation Board, Refunding RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	1,260	1,262,722
Port of New Orleans Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	19,000	19,005,510

		31,278,100

Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	3,140	3,233,258

Maryland — 1.5%
County of Prince George’s Maryland, SO, National Harbor Project, 5.20%, 7/01/34	1,500	1,348,560
Maryland Community Development Administration, Refunding RB, Residential, Series A, AMT, 4.65%, 9/01/32	2,015	1,931,659
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	880	899,818
Maryland Health & Higher Educational Facilities Authority, RB, Peninsula Regional Medical Center, 5.00%, 7/01/36	2,000	2,028,560

Municipal Bonds	Par (000)	Value

Maryland (concluded)
Maryland Industrial Development Financing Authority, RB, Our Lady of Good Counsel School, Series A, 6.00%, 5/01/35	$500	$483,690
Maryland State Energy Financing Administration, RB, Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	3,000	3,001,200

		9,693,487

Massachusetts — 1.0%
Massachusetts Development Finance Agency, RB, Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/35	3,500	2,922,255
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	3,640	3,726,668

		6,648,923

Michigan — 3.3%
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	1,835	2,209,469
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	6,085	6,097,413
Michigan State University, Refunding RB, General, Series C, 4.25%, 8/15/32	2,550	2,539,112
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
8.00%, 9/01/29	2,000	2,393,460
8.25%, 9/01/39	6,365	7,600,319

		20,839,773

Minnesota — 0.5%
City of Eden Prairie Minnesota, RB, Rolling Hills Project, Series A (Ginnie Mae):
6.00%, 8/20/21	420	448,123
6.20%, 2/20/43	2,000	2,121,680
City of Minneapolis Minnesota, HRB, Gaar Scott Loft Project, Mandatory Put Bonds, AMT, 5.95%, 5/01/30 (c)	885	888,930

		3,458,733

Mississippi — 0.0%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	280	301,123

Montana — 0.7%
Montana Facility Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 4.75%, 1/01/40	4,585	4,598,663

New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority, Refunding RB, Elliot Hospital, Series B, 5.60%, 10/01/22	3,285	3,313,612

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2010	3

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 8.5%
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	$10,000	$9,891,400
Continental Airlines Inc. Project, AMT, 6.25%, 9/15/19	3,905	3,833,226
Continental Airlines Inc. Project, AMT, 6.25%, 9/15/29	14,000	13,332,200
First Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	710	657,474
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	230	196,583
First Mortgage, Presbyterian Homes, Series A, 6.38%, 11/01/31	3,000	2,792,850
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/29	16,650	16,838,145
New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association (d)(e):
6.00%, 7/01/13	1,335	14
6.63%, 7/01/36	1,835	19
New Jersey Transportation Trust Fund Authority, RB, CAB, Transportation System, Series C (AMBAC), 5.05%, 12/15/35 (a)	13,110	2,939,393
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 5.00%, 6/01/41	5,845	3,833,443

		54,314,747

New York — 5.5%
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	2,755	2,799,356
Dutchess County Industrial Development Agency New York, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	2,200	2,194,544
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/34	4,910	5,166,842
New York City Industrial Development Agency, RB, British Airways Plc Project, AMT, 7.63%, 12/01/32	1,250	1,263,675
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	2,480	2,591,798
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series B-1C, 5.50%, 6/01/21	6,525	7,139,720
Triborough Bridge & Tunnel Authority, RB, Subordinate Bonds, 5.25%, 11/15/30	10,000	10,592,100
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	3,450	3,435,027

		35,183,062

North Carolina — 2.0%
North Carolina HFA, RB:
Home Ownership, Series 8A, AMT, 6.20%, 7/01/16	105	105,168

Municipal Bonds	Par (000)	Value

North Carolina (concluded)
North Carolina HFA, RB (concluded):
S/F, Series II (FHA), 6.20%, 3/01/16	$480	$481,118
North Carolina Medical Care Commission, RB:
Duke University Health System, Series A, 5.00%, 6/01/39	1,270	1,304,608
Duke University Health System, Series A, 5.00%, 6/01/42	2,805	2,871,226
First Mortgage, Arbor Acres Community Project, 6.38%, 3/01/12 (b)	1,000	1,099,630
North Carolina Medical Care Commission, Refunding RB, First Mortgage, Presbyterian Homes, 5.40%, 10/01/27	5,000	4,820,800
North Carolina Municipal Power Agency No. 1 Catawba, Refunding RB, Series A, 5.00%, 1/01/30	2,145	2,216,364

		12,898,914

Ohio — 2.0%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Series A-2, 6.50%, 6/01/47	7,460	5,785,379
County of Lucas Ohio, Refunding RB, Sunset Retirement, Series A, 6.63%, 8/15/30	2,175	2,191,291
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	2,840	2,939,514
Toledo-Lucas County Port Authority, RB, St. Mary Woods Project, Series A:
6.00%, 5/15/24	750	541,125
6.00%, 5/15/34	2,250	1,390,050

		12,847,359

Oregon — 0.3%
State of Oregon, GO, Refunding, Veterans Welfare, Series 80A, 5.70%, 10/01/32	1,725	1,742,854

Pennsylvania — 4.8%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	4,395	3,262,496
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital, Series A, 5.13%, 6/01/33	2,365	2,368,997
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	3,805	3,910,056
National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	5,270	4,557,601
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Allegheny Delaware Valley Obligation, Series C (NPFGC), 5.88%, 11/15/16	2,245	2,232,563
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	12,905	13,290,214

4	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	$1,265	$1,266,493

		30,888,420

Puerto Rico — 3.4%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	6,000	6,360,780
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	10,120	11,217,413
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB (a):
First Sub-Series C, 6.61%, 8/01/38	15,000	2,447,700
Series A (AMBAC), 6.50%, 8/01/47	14,900	1,463,329

		21,489,222

Rhode Island — 1.0%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 7/15/35	4,240	3,651,700
City of Woonsocket Rhode Island, GO (NPFGC):
6.00%, 10/01/17	1,200	1,218,288
6.00%, 10/01/18	1,195	1,212,674

		6,082,662

Tennessee — 0.8%
Hardeman County Correctional Facilities Corp. Tennessee, RB, 7.75%, 8/01/17	3,235	3,108,900
Rutherford County Health & Educational Facilities Board, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/40	2,065	2,117,327

		5,226,227

Texas — 14.8%
Alliance Airport Authority Texas, Refunding RB, American Airlines Inc. Project, AMT, 5.75%, 12/01/29	3,500	2,654,225
Bexar County Housing Finance Corp., RB, Waters at Northern Hills Apartments, Series A (NPFGC):
6.00%, 8/01/31	1,745	1,575,718
6.05%, 8/01/36	1,000	889,140
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, Mandatory Put Bonds, AMT, 5.75%, 5/01/36 (c)	6,285	5,988,285
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	3,060	3,263,368
City of Houston Texas, RB:
Senior Lien, Series A, 5.50%, 7/01/39	3,100	3,327,974
Special Facilities, Continental Airlines, Series E, AMT, 7.38%, 7/01/22	3,500	3,529,435

Municipal Bonds	Par (000)	Value

Texas (concluded)
City of Houston Texas, RB (concluded):
Special Facilities, Continental Airlines, Series E, AMT, 7.00%, 7/01/29	$3,000	$3,010,650
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, American Airlines Inc. Project, AMT, 5.50%, 11/01/30	12,500	9,146,875
Guadalupe-Blanco River Authority, RB, E.I. du Pont de Nemours & Co. Project, AMT, 6.40%, 4/01/26	5,000	5,004,300
Gulf Coast IDA, RB, Citgo Petroleum Corp. Project, Mandatory Put Bonds, AMT, 7.50%, 5/01/25 (c)	3,900	4,010,877
Houston Industrial Development Corp., RB, Senior, Air Cargo, AMT, 6.38%, 1/01/23	1,585	1,559,577
La Vernia Higher Education Finance Corp., RB, KIPP Inc., 6.38%, 8/15/44	2,360	2,429,290
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	4,320	4,713,379
North Texas Tollway Authority, RB, Toll, 2nd Tier, Series F, 6.13%, 1/01/31	12,140	12,940,754
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/25	6,365	6,622,910
Texas Private Activity Bond Surface Transportation Corp., RB, Senior LIen:
LBJ Infrastructure, 7.00%, 6/30/40	8,730	9,082,255
Note Mobility, 6.88%, 12/31/39	7,820	8,116,065
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.50%, 8/15/39	6,500	6,565,910

		94,430,987

U.S. Virgin Islands — 1.0%
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 6.13%, 7/01/22	6,250	6,322,438

Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	7,310	7,480,688

Virginia — 2.9%
James City County EDA, RB, First Mortgage, Williamsburg Lodge, Series A:
5.35%, 9/01/26	1,500	1,422,420
5.50%, 9/01/34	2,000	1,775,820
Tobacco Settlement Financing Corp. Virginia, Refunding RB, Senior Series B1, 5.00%, 6/01/47	13,755	8,904,574
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	5,775	5,822,124
Winchester IDA Virginia, RB, Westminster-Canterbury, Series A, 5.20%, 1/01/27	1,000	958,400

		18,883,338

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2010	5

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Washington — 0.3%
Vancouver Housing Authority Washington, HRB, Teal Pointe Apartments Project, AMT:
6.00%, 9/01/22	$945	$867,983
6.20%, 9/01/32	1,250	1,081,862

		1,949,845

Wisconsin — 4.4%
City of Milwaukee Wisconsin, RB, Senior, Air Cargo, AMT, 6.50%, 1/01/25	600	592,512
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	14,300	15,891,304
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	4,970	5,055,036
Wisconsin Health & Educational Facilities Authority, Refunding RB, Franciscan Sisters Healthcare, 5.00%, 9/01/26	7,220	6,824,994

		28,363,846

Wyoming — 1.9%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	6,195	6,594,267
Wyoming Community Development Authority, RB, Series 3, AMT, 4.75%, 12/01/37	5,315	5,226,718
Wyoming Municipal Power Agency, RB, Series A, 5.00%, 1/01/42	595	597,410

		12,418,395

Total Municipal Bonds – 118.3%		757,436,655

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

Alabama — 0.7%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit, Series C-2, 5.00%, 11/15/36	4,538	4,616,252

California — 3.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	6,581	7,196,204
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18	5,310	5,707,082
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	4,650	4,771,458
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	2,154	2,295,542

		19,970,286

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

Colorado — 2.7%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	$7,490	$7,589,842
Series C-7, 5.00%, 9/01/36	4,800	4,861,200
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	4,299	4,585,711

		17,036,753

Connecticut — 3.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,130	9,642,649
Series X-3, 4.85%, 7/01/37	9,270	9,672,411

		19,315,060

Georgia — 1.1%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	6,398	6,750,115

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	4,048	4,412,029

New York — 3.3%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	3,194	3,566,747
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	16,724	17,279,863

		20,846,610

North Carolina — 3.6%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series A, 5.00%, 10/01/41	18,897	19,741,948
Wake Forest University, 5.00%, 1/01/38	3,120	3,313,565

		23,055,513

Ohio — 4.6%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	27,900	29,595,483

South Carolina — 2.8%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	7,795	8,201,197
5.25%, 12/01/29	6,920	7,243,510
5.25%, 12/01/30	2,510	2,617,604

		18,062,311

Tennessee — 1.8%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	11,240	11,694,658

6	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2010

Schedule of Investments (concluded)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

Virginia — 8.7%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	$6,266	$6,674,045
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	10,620	11,305,733
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.38%, 7/01/36	30,930	31,542,414
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	6,075	6,239,616

		55,761,808

Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	5,384	5,702,331

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 04/01/39	11,457	11,786,037

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 38.8%		248,605,246

Total Long-Term Investments (Cost – $983,904,114) – 157.1%		1,006,041,901

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.21% (g)(h)	2,960,686	2,960,686

Total Short-Term Securities (Cost – $2,960,686) – 0.5%		2,960,686

Total Investments (Cost – $986,864,800*) – 157.6%		1,009,002,587
Other Assets Less Liabilities – 1.2%		7,778,417
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (19.5)%		(125,208,717)
Preferred Shares, at Redemption Value – (39.3)%		(251,486,515)

Net Assets Applicable to Common Shares – 100.0%		$640,085,772

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$863,019,618

Gross unrealized appreciation	$41,037,002
Gross unrealized depreciation	(20,151,191)

Net unrealized appreciation	$20,885,811

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, are as follows:

Affiliate	Shares Held at April 30, 2010	Net Activity	Shares Held at July 30, 2010	Income

FFI Institutional Tax-Exempt Fund	2,366,896	593,790	2,960,686	$2,591

(h)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long Term Investments[1]	—	$1,006,041,901	—	$1,006,041,901
Short-Term Securities	$2,960,686	—	—	2,960,686

Total	$2,960,686	$1,006,041,901	—	$1,009,002,587

[1] See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2010	7

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Fund, Inc.

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: September 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Fund, Inc.

Date: September 27, 2010